REPORTABLE SEGMENTS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Capital assets	$ 122,229	$ 257,139
Total	922,229	18,505,337
Oman [Member]
Mineral properties	800,000	18,248,198
Capital assets	14,756	103,350
Turkey [Member]
Capital assets	59,013	64,290
Canada [Member]
Capital assets	$ 48,460	$ 89,499